Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of profit or loss by segment
Sales revenue	$ 143,189,602	$ 159,611,078	$ 91,881,204
Costs	(88,178,198)	(89,458,148)	(55,581,776)
Gross profit	55,011,404	70,152,930	36,299,428
Administration expenses	(5,025,797)	(4,335,695)	(3,342,069)
Operation and projects expenses	(5,702,162)	(4,743,628)	(3,153,557)
Impairment of non-current assets	(2,098,333)	(287,999)	(33,351)
Other operating income (expense)	(426,131)	(555,855)	(72,744)
Operating income	41,758,981	60,229,753	29,697,707
Financial results
Financial income	2,320,969	1,317,145	403,592
Financial cost registered to projects	(10,384,065)	(8,027,252)	(4,431,648)
Foreign exchange gain (loss)	2,397,712	(124,650)	330,002
Financial results	(5,665,384)	(6,834,757)	(3,698,054)
Share of profits of associates and joint ventures	805,349	768,422	426,164
Profit before income tax expense	36,898,946	54,163,418	26,425,817
Income tax expense	(11,515,875)	(18,963,938)	(8,795,263)
Net profit for the year	25,383,071	35,199,480	17,630,554
Net profit (loss) attributable to:
Owners of parent	21,060,798	31,604,781	15,649,143
Non-controlling interest	4,322,273	3,594,699	1,981,411
Net profit for the year	25,383,071	35,199,480	17,630,554
Supplementary information
Depreciation, depletion and amortization	13,812,387	12,128,991	10,159,922
Variable Cost
Statement of profit or loss by segment
Costs	(64,032,342)	(68,180,219)	(41,005,910)
Fixed Cost
Statement of profit or loss by segment
Costs	(24,145,856)	(21,277,929)	(14,575,866)
Third party sales
Statement of profit or loss by segment
Sales revenue	143,189,602	159,611,078	91,881,204
Operating segments | Exploration and Production
Statement of profit or loss by segment
Sales revenue	81,514,915	91,020,465	63,248,952
Costs	(51,827,884)	(46,749,420)	(40,335,132)
Gross profit	29,687,031	44,271,045	22,913,820
Administration expenses	(2,605,190)	(2,489,557)	(1,987,817)
Operation and projects expenses	(4,102,410)	(3,221,678)	(1,882,686)
Impairment of non-current assets	(2,741,092)	(890,248)	438,020
Other operating income (expense)	(148,314)	(310,628)	(617,893)
Operating income	20,090,025	37,358,934	18,863,444
Financial results
Financial income	1,473,523	1,011,182	517,629
Financial cost registered to projects	(4,872,501)	(2,894,636)	(2,410,906)
Foreign exchange gain (loss)	2,009,356	(44,302)	(219,747)
Financial results	(1,389,622)	(1,927,756)	(2,113,024)
Share of profits of associates and joint ventures	26,927	30,197	9,610
Profit before income tax expense	18,727,330	35,461,375	16,760,030
Income tax expense	(8,610,599)	(13,829,885)	(5,019,540)
Net profit for the year	10,116,731	21,631,490	11,740,490
Net profit (loss) attributable to:
Owners of parent	10,208,130	21,761,164	11,829,119
Non-controlling interest	(91,399)	(129,674)	(88,629)
Net profit for the year	10,116,731	21,631,490	11,740,490
Supplementary information
Depreciation, depletion and amortization	8,657,782	7,304,525	6,844,910
Operating segments | Exploration and Production | Variable Cost
Statement of profit or loss by segment
Costs	(37,643,759)	(34,649,988)	(30,473,145)
Operating segments | Exploration and Production | Fixed Cost
Statement of profit or loss by segment
Costs	(14,184,125)	(12,099,432)	(9,861,987)
Operating segments | Exploration and Production | Third party sales
Statement of profit or loss by segment
Sales revenue	52,429,502	60,719,903	38,552,572
Operating segments | Exploration and Production | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	29,085,413	30,300,562	24,696,380
Operating segments | Refining and Petrochemicals
Statement of profit or loss by segment
Sales revenue	82,147,926	89,178,947	50,976,385
Costs	(75,716,453)	(80,331,998)	(48,535,388)
Gross profit	6,431,473	8,846,949	2,440,997
Administration expenses	(962,063)	(823,349)	(784,214)
Operation and projects expenses	(1,392,588)	(1,387,064)	(944,616)
Impairment of non-current assets	1,482,444	1,096,021	(305,466)
Other operating income (expense)	(103,563)	(37,959)	10,749
Operating income	5,455,703	7,694,598	417,450
Financial results
Financial income	197,186	89,173	24,313
Financial cost registered to projects	(1,748,454)	(1,381,682)	(1,151,255)
Foreign exchange gain (loss)	657,678	(289,105)	(132,734)
Financial results	(893,590)	(1,581,614)	(1,259,676)
Share of profits of associates and joint ventures	251,769	222,460	200,998
Profit before income tax expense	4,813,882	6,335,444	(641,228)
Income tax expense	753,038	(1,464,380)	(383,562)
Net profit for the year	5,566,920	4,871,064	(1,024,790)
Net profit (loss) attributable to:
Owners of parent	5,352,446	4,686,009	(1,198,619)
Non-controlling interest	214,474	185,055	173,829
Net profit for the year	5,566,920	4,871,064	(1,024,790)
Supplementary information
Depreciation, depletion and amortization	2,184,053	1,960,399	1,640,940
Operating segments | Refining and Petrochemicals | Variable Cost
Statement of profit or loss by segment
Costs	(71,009,974)	(76,341,169)	(44,860,928)
Operating segments | Refining and Petrochemicals | Fixed Cost
Statement of profit or loss by segment
Costs	(4,706,479)	(3,990,829)	(3,674,460)
Operating segments | Refining and Petrochemicals | Third party sales
Statement of profit or loss by segment
Sales revenue	73,616,641	82,728,875	46,658,196
Operating segments | Refining and Petrochemicals | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	8,531,285	6,450,072	4,318,189
Operating segments | Transportation and Logistics
Statement of profit or loss by segment
Sales revenue	15,509,732	13,955,992	12,158,466
Costs	(4,380,195)	(3,893,210)	(3,260,309)
Gross profit	11,129,537	10,062,782	8,898,157
Administration expenses	(621,341)	(499,801)	(457,217)
Operation and projects expenses	(426,821)	(327,952)	(404,264)
Impairment of non-current assets	(630,134)	(406,229)	(165,901)
Other operating income (expense)	34,835	(96,239)	591,829
Operating income	9,486,076	8,732,561	8,462,604
Financial results
Financial income	431,593	157,264	76,453
Financial cost registered to projects	(349,340)	(287,889)	(250,816)
Foreign exchange gain (loss)	(272,900)	10,080	381,964
Financial results	(190,647)	(120,545)	207,601
Share of profits of associates and joint ventures			858
Profit before income tax expense	9,295,429	8,612,016	8,671,063
Income tax expense	(3,129,197)	(2,962,021)	(2,925,390)
Net profit for the year	6,166,232	5,649,995	5,745,673
Net profit (loss) attributable to:
Owners of parent	4,829,051	4,483,060	4,635,354
Non-controlling interest	1,337,181	1,166,935	1,110,319
Net profit for the year	6,166,232	5,649,995	5,745,673
Supplementary information
Depreciation, depletion and amortization	1,487,501	1,448,626	1,211,642
Operating segments | Transportation and Logistics | Variable Cost
Statement of profit or loss by segment
Costs	(885,109)	(720,247)	(531,361)
Operating segments | Transportation and Logistics | Fixed Cost
Statement of profit or loss by segment
Costs	(3,495,086)	(3,172,963)	(2,728,948)
Operating segments | Transportation and Logistics | Third party sales
Statement of profit or loss by segment
Sales revenue	2,978,937	2,807,031	2,557,238
Operating segments | Transportation and Logistics | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	12,530,795	11,148,961	9,601,228
Operating segments | Electric power transmission and toll roads concessions
Statement of profit or loss by segment
Sales revenue			4,113,198
Costs			(1,817,491)
Gross profit			2,295,707
Administration expenses			(322,939)
Operation and projects expenses			(460)
Impairment of non-current assets			(4)
Other operating income (expense)			(51,267)
Operating income			1,921,037
Financial results
Financial income			89,267
Financial cost registered to projects			(886,420)
Foreign exchange gain (loss)			300,519
Financial results			(496,634)
Share of profits of associates and joint ventures			214,698
Profit before income tax expense			1,639,101
Income tax expense			(466,771)
Net profit for the year			1,172,330
Net profit (loss) attributable to:
Owners of parent			386,438
Non-controlling interest			785,892
Net profit for the year			1,172,330
Supplementary information
Depreciation, depletion and amortization			462,430
Operating segments | Electric power transmission and toll roads concessions | Fixed Cost
Statement of profit or loss by segment
Costs			(1,817,491)
Operating segments | Electric power transmission and toll roads concessions | Third party sales
Statement of profit or loss by segment
Sales revenue			4,113,198
Operating segments | Concessions, electricity transport and roads
Statement of profit or loss by segment
Sales revenue	14,168,266	13,357,506
Costs	(5,928,905)	(5,854,832)
Gross profit	8,239,361	7,502,674
Administration expenses	(1,182,380)	(965,314)
Impairment of non-current assets	(209,551)	(87,543)
Other operating income (expense)	(201,141)	(104,664)
Operating income	6,646,289	6,345,153
Financial results
Financial income	870,897	577,743
Financial cost registered to projects	(3,984,198)	(3,883,596)
Foreign exchange gain (loss)	3,578	198,677
Financial results	(3,109,723)	(3,107,176)
Share of profits of associates and joint ventures	529,536	515,746
Profit before income tax expense	4,066,102	3,753,723
Income tax expense	(529,117)	(707,652)
Net profit for the year	3,536,985	3,046,071
Net profit (loss) attributable to:
Owners of parent	674,968	673,688
Non-controlling interest	2,862,017	2,372,383
Net profit for the year	3,536,985	3,046,071
Supplementary information
Depreciation, depletion and amortization	1,483,051	1,415,441
Operating segments | Concessions, electricity transport and roads | Fixed Cost
Statement of profit or loss by segment
Costs	(5,928,905)	(5,854,832)
Operating segments | Concessions, electricity transport and roads | Third party sales
Statement of profit or loss by segment
Sales revenue	14,164,522	13,355,269
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	3,744	2,237
Eliminations
Statement of profit or loss by segment
Sales revenue	(50,151,237)	(47,901,832)	(38,615,797)
Costs	49,675,239	47,371,312	38,366,544
Gross profit	(475,998)	(530,520)	(249,253)
Administration expenses	345,177	442,326	210,118
Operation and projects expenses	219,657	193,066	78,469
Other operating income (expense)	(7,948)	(6,365)	(6,162)
Operating income	80,888	98,507	33,172
Financial results
Financial income	(652,230)	(518,217)	(304,070)
Financial cost registered to projects	570,428	420,551	267,749
Financial results	(81,802)	(97,666)	(36,321)
Share of profits of associates and joint ventures	(2,883)	19
Profit before income tax expense	(3,797)	860	(3,149)
Net profit for the year	(3,797)	860	(3,149)
Net profit (loss) attributable to:
Owners of parent	(3,797)	860	(3,149)
Net profit for the year	(3,797)	860	(3,149)
Eliminations | Variable Cost
Statement of profit or loss by segment
Costs	45,506,500	43,531,185	34,859,524
Eliminations | Fixed Cost
Statement of profit or loss by segment
Costs	4,168,739	3,840,127	3,507,020
Eliminations | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	$ (50,151,237)	$ (47,901,832)	$ (38,615,797)